Consolidated Statements of Earnings (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Earnings
Gross premiums written	$ 27,912.6	$ 23,910.2
Net premiums written	$ 22,271.7	$ 18,278.1